Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments [Abstract]
Derivative Financial Instruments Contracted
An analysis of the derivative financial instruments contracted by the Company at December 31, 2024 and 2025 is as follows:

	At December 31,
	2024				2025
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Assets:
XCS US Dollar – Mexican Peso	US$	2,700	Ps.	8,538,837	US$	1,700	Ps.	1,891,249
XCS Mexican Peso – US Dollar		-		-	MXN$	2,018		249,617
XCS US Dollar – Euro	US$	800		582,620		-		-
XCS US Dollar – Chilean Peso	US$	400		1,529,257		-		-
Interest Rate Swaps US Dollar – Chilean Peso	US$	392		5,373		-		-
Interest Rate Swaps Chilean Peso – US Dollar	CLP$	306,554		12,372		-		-
Forwards Brazilian Real – US Dollar		-		-	R$	5,843		159,834
Forwards Euro – US Dollar		-		-		€681		116,310
Total Assets			Ps.	10,668,460			Ps.	2,417,009

	At December 31,
	2024				2025
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
XCS US Dollar – Mexican Peso	US$	2,190	Ps.	(4,076,647)	US$	3,190	Ps.	(4,314,948)
XCS Mexican Peso – US Dollar	MXN$	8,094		(254,549)		-		-
XCS US Dollar – Euro	US$	150		(158,661)	US$	950		(1,038,355)
XCS Yen – US Dollar		¥13,000		(493,179)		¥13,000		(617,460)
XCS Pound Sterling – Euro		£640		(1,259,750)		£640		(1,685,044)
XCS Pound Sterling – US Dollar		£1,560		(11,184,561)		£1,560		(7,543,817)
XCS Euro – US Dollar		€802		(2,793,689)		€802		(858,748)
Interest Rate Swaps US Dollar – Chilean Peso	US$	385		(19,872)	US$	385		(27,862)
Interest Rate Swaps Chilean Peso – US Dollar	CLP$	384,948		(12,613)	CLP$	306,554		(26,305)
Forwards US Dollar – Mexican Peso		-		-	US$	100		(12,620)
Forwards Brazilian Real – US Dollar	R$	6,155		(1,401,460)		-		-
Forwards Euro – US Dollar		€1,036		(530,728)		€108		(7,023)
Total Liabilities			Ps.	(22,185,709)			Ps.	(16,132,182)

*Totals may not sum due to rounding
**XCS stands for Cross Currency Swaps

Maturities of Notional Amount of Derivatives
The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2026	2027	2028	2029	2030 Thereafter
Assets
XCS US Dollar – Mexican Peso	US$	-	-	-	1,000	700
XCS Mexican Peso – US Dollar	MXN$	-	-	-	2,018	-
Forwards Brazilian Real – US Dollar	R$	5,843	-	-	-	-
Forwards Euro – US Dollar	€	681	-	-	-	-

Liabilities
XCS US Dollar – Mexican Peso	US$	-	-	-	-	3,190
XCS US Dollar - Euro	US$	-	-	-	-	950
XCS Euro – US Dollar	€	-	402	400	-	-
XCS Yen – US Dollar	¥	-	-	-	-	13,000
XCS Sterling Pound – Euro	£	390	-	-	-	250
XCS Sterling Pound – US Dollar	£	110	-	-	-	1,450
Interest Rate Swaps US Dollar – Chilean Peso	US$	385	-	-	-	-
Interest Rate Swaps Chilean Peso – US Dollar	CLP$	306,554	-	-	-	-
Forwards Euro – US Dollar	€	108	-	-	-	-
Forwards US Dollar – Mexican Peso	US$	100	-	-	-	-